The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust SMID Cap Fund (BTSMX)

Walden SMID Cap Innovations Fund (WASMX)

Supplement dated January 29, 2016 to the

Prospectus dated August 1, 2015

Effective immediately, the “Portfolio Managers” listing on page 8, with respect to the Boston Trust SMID Cap Fund, and page 18, with respect to the Walden SMID Cap Innovations Fund, of the prospectus, is deleted in its entirety and replaced as follows:

Portfolio Manager:	Kenneth Scott, CFA, since 2011

Effective immediately, the “Portfolio Managers” listing on page 39 of the prospectus is deleted in its entirety and replaced as follows:

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolios:

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Domenic Colasacco, CFA

Mr. Colasacco is portfolio manager and president of the Adviser. Mr. Colasacco also is the president of the Adviser’s parent company, Boston Trust & Investment Management Company. Mr. Colasacco is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Walden Asset Management Fund, Walden Equity Fund and Walden International Equity Fund: William H. Apfel, CFA

Mr. Apfel, a portfolio manager at the Adviser, serves as chief investment officer at the Adviser’s parent company, where he has worked since 1989. Mr. Apfel earned his B.A. from Binghamton University, M.A. from Georgetown University and Ph.D from Brown University. Mr. Apfel is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Boston Trust Midcap Fund and Walden Midcap Fund: Stephen Amyouny, CFA

Mr. Amyouny, a portfolio manager at the Adviser responsible for the midcap strategy, joined Boston Trust & Investment Management Company, the parent Company of the Adviser, in 1996. Mr. Amyouny also performs securities research and analysis on a variety of industries and is director of equity research for Boston Trust & Investment Management Company. Mr. Amyouny holds the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. He has a BA in Economics from Tufts University, as well as an MBA from Boston University.

Boston Trust Small Cap Fund, Boston Trust SMID Cap	Mr. Scott is a portfolio manager at the Adviser responsible

Fund, Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund: Kenneth Scott, CFA

for the small and SMID cap strategy. Mr. Scott also performs securities research and analysis for the firm. He joined Boston Trust & Investment Management Company, parent company to the Adviser, in January 1999. He earned a BA degree (cum laude) and a MS degree at Boston College and is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Please retain this supplement with your Prospectus for future reference.

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust Small Cap Fund (BOSOX)

Boston Trust SMID Cap Fund (BTSMX)

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Innovations Fund (WASMX)

Walden Small Cap Innovations Fund (WASOX)

Walden International Equity Fund (WIEFX)

Boston Trust

Supplement dated January 29, 2016 to the

Statement of Additional Information (“SAI”) dated August 1, 2015

Effective immediately, “Portfolio Manager Information” on page 19 of the SAI is deleted in its entirety and replaced as follows:

PORTFOLIO MANAGER INFORMATION

Domenic Colasacco serves as Portfolio Manager for both the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Kenneth Scott serves as Portfolio Manager for the Boston Trust Small Cap Fund, the Boston Trust SMID Cap Fund, the Walden Small Cap Innovations Fund and the Walden SMID Cap Innovations Fund. William H. Apfel serves as Portfolio Manager for the Walden Asset Management Fund, the Walden International Equity Fund, and the Walden Equity Fund, and Stephen Amyouny serves as Portfolio Manager for the Boston Trust Midcap Fund and the Walden Midcap Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of March 31, 2015:

	OTHER		OTHER
	REGISTERED		POOLED
	INVESTMENT	ASSETS	INVESTMENT	ASSETS	OTHER
	COMPANY	MANAGED	VEHICLE	MANAGED	ACCOUNTS	ASSETS MANAGED
PORTFOLIO MANAGER	ACCOUNTS	($ MILLIONS)	ACCOUNTS	($ MILLIONS)	*	($ MILLIONS)
DOMENIC COLASACCO	0	$—	2	$402.1	182	$1,252.8
KENNETH SCOTT	2	$748.5	1	$37.1	21	$941.5
STEPHEN AMYOUNY	0	$—	2	$62.7	94	$930.3
WILLIAM H. APFEL	1	$74.0	4	$316.7	83	$1,014.4

*                                         The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

The Adviser has no performance-based accounts.

Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period including an annual bonus, profit sharing and stock ownership. The portfolio managers also receive benefits including health insurance and education assistance. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The Adviser’s compensation structure is designed to recognize cumulative contribution to its investment policies and process, and client service. Compensation incentives align portfolio manager interests with the long-term interest of clients. Short-term, return based incentives, which may encourage undesirable risk are not employed. Returns and portfolios are monitored for consistency with investment policy parameters.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of March 31, 2015 is as follows:

DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER		BENEFICIALLY OWNED
DOMENIC COLASACCO	Boston Trust Asset Management Fund	Over $1,000,000
	Boston Trust Equity Fund	Over $1,000,000
KENNETH SCOTT	Boston Trust SMID Cap Fund	$10,001 - $50,000
	Boston Trust Small Cap Fund	$10,001 - $50,000
	Walden SMID Cap Innovations Fund	$10,001 - $50,000
	Walden Small Cap Innovations Fund	$10,001 - $50,000
STEPHEN AMYOUNY	Boston Trust Midcap Fund	$100,001- $500,000
	Walden Midcap Fund	$0
WILLIAM APFEL	Walden Equity Fund	Over $1,000,000
	Walden Asset Management Fund	$0
	Walden International Equity Fund	$100,001- $500,000

Effective immediately, “Custodian” on page 25 of the SAI is deleted in its entirety and replaced as follows:

Custodian

Boston Trust & Investment Management Company, One Beacon Street, Boston, Massachusetts 02108 serves as the custodian for the Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust Small Cap Fund, Boston Trust SMID Cap Fund, Walden Asset Management Fund, Walden Equity Fund, Walden Midcap Fund, Walden Small Cap Innovations Fund and Walden SMID Cap Innovations Fund pursuant to the Custody Agreement dated as of December 8, 2005.

Citibank, N.A., 339 Park Avenue, New York, New York (“Citibank”) serves as the custodian for the Walden International Equity Fund pursuant to a Global Custody Services Agreement. Each custodian is responsible for safeguarding and controlling the respective Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on appropriate Fund’s investments. Boston Trust & Investment Management Company is an affiliate of the Funds and it receives fees for the custodial services it provides. Citibank is also compensated for its services.

Please retain this supplement with for future reference.